Leases - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease agreement period description.	leased office and store premises under operating lease agreements for the periods from 2021 to 2025
Long-term finance lease liability	¥ 0	¥ 0